Property, furniture and equipment, net - Summary of lease related transactions recognized in income statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses of right-of-use assets	S/ 73,740
Interest expenses of lease liabilities, Note 19(a)	16,568
Expenses related to short term and low value assets leases	5,072	S/ 3,513
Total amount recognized in the consolidated statement of income	S/ 95,380